Interest and Finance Expense	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Interest and Finance Expense

23. INTEREST AND FINANCE EXPENSE

	2018	2017
Interest recovery	$(678)	$(1,179)
Finance fees	2,293	2,391
Accretion expense (Note 17)	6,524	5,973
	$8,139	$7,185